CERTIFICATION

         Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Insitutional Liquidity Series (1933 Act File No. 333-120168; 1940 Act File No. 811-21647) ("Registrant") hereby certifies (a) that the form of the prospectus used with respect to the Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund, each a series of the Registrant, does not differ from those contained in Post-Effective Amendment No. 2 ("Amendment No. 2") to the Registrant's Registration Statement and (b) that Amendment No. 2 was filed electronically.







Dated:   August 3, 2006                    By:   /s/ Sheila R. James
                                                 -------------------
                                                 Sheila R. James
                                                 Assistant Secretary